EQUITY INVESTMENTS - Long Term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Equity And Cost Method Investments [Line Items]
Total	$ 46,581	$ 60,166
Suqian Runhe Emerging Industry Investment Center (limited partnership) [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	29.97%	29.97%
Long-term investment, at cost, less impairment	$ 9,410	$ 9,754
Share of undistributed profits	(168)	(163)
Disposal	0	0
Advance to investee company	0	0
Total	$ 9,242	9,591
Hunan LingXiang Maglev Technology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	17.67%
Equity Method Investments [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Long-term investment, at cost, less impairment	$ 27,959	41,203
Share of undistributed profits	19,980	18,963
Disposal	(1,358)	0
Advance to investee company	0	0
Total	$ 46,581	$ 60,166
Equity Method Investments [Member] | Beijing Hollycon Medicine Technology Co., Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	30.00%	30.00%
Long-term investment, at cost, less impairment	$ 8,609	$ 23,874
Share of undistributed profits	5,544	5,741
Disposal	0	0
Advance to investee company	0	0
Total	$ 14,153	$ 29,615
Equity Method Investments [Member] | Beijing Hollysys Electric Motor Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	40.00%	40.00%
Long-term investment, at cost, less impairment	$ 791	$ 820
Share of undistributed profits	6,893	6,677
Disposal	0	0
Advance to investee company	0	0
Total	$ 7,684	$ 7,497
Equity Method Investments [Member] | China Techenergy Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	40.00%	40.00%
Long-term investment, at cost, less impairment	$ 0	$ 0
Share of undistributed profits	13,751	11,811
Disposal	0	0
Advance to investee company	0	0
Total	$ 13,751	$ 11,811
Equity Method Investments [Member] | Ningbo Hollysys Intelligent Technologies Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	40.00%	40.00%
Long-term investment, at cost, less impairment	$ 4,215	$ 4,369
Share of undistributed profits	(4,215)	(4,369)
Disposal	0	0
Advance to investee company	0
Total	$ 0	$ 0
Equity Method Investments [Member] | Hunan LingXiang Maglev Technology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	17.67%	17.67%
Long-term investment, at cost, less impairment	$ 1,494	$ 1,548
Share of undistributed profits	(136)	(141)
Disposal	(1,358)	0
Advance to investee company	0	0
Total	$ 0	$ 1,407
Equity Method Investments [Member] | Beijing AIRmaker Technology Co., Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	20.00%	20.00%
Long-term investment, at cost, less impairment	$ 149	$ 155
Share of undistributed profits	(18)	(18)
Disposal	0	0
Advance to investee company	0	0
Total	$ 131	$ 137
Equity Method Investments [Member] | Southcon Development Sdn Bhd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	30.00%	30.00%
Long-term investment, at cost, less impairment	$ 211	$ 219
Share of undistributed profits	(111)	(111)
Disposal	0	0
Advance to investee company	0	0
Total	$ 100	$ 108
Equity Method Investments [Member] | Beijing Hollysys Machine Automation Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	30.00%	30.00%
Long-term investment, at cost, less impairment	$ 448	$ 464
Share of undistributed profits	(448)	(464)
Disposal	0	0
Advance to investee company	0	0
Total	$ 0	$ 0
Equity Method Investments [Member] | Beijing Jing Yi Intelligent Technologies Innovation Center Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	46.00%	46.00%
Long-term investment, at cost, less impairment	$ 0	$ 0
Share of undistributed profits	0	0
Disposal	0	0
Advance to investee company	0	0
Total	0	$ 0
Equity Method Investments [Member] | Beijing Hollysys Digital Technology CoLtd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Advance to investee company	$ 0
Equity Method Investments [Member] | Beijing Hollysys Digital Technology Co.,Ltd. [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	25.00%
Long-term investment, at cost, less impairment	$ 1,437
Share of undistributed profits	(1,036)
Disposal	0
Total	$ 401
Equity Method Investments [Member] | Shandong MassDatas Development Co., Ltd. [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	20.00%
Long-term investment, at cost, less impairment	$ 1,195
Share of undistributed profits	(76)
Disposal	0
Advance to investee company	0
Total	$ 1,119